Property, plant and equipment - Capital commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 1,600,000	$ 2,400,000
Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	1,647,446
Vessels | Property, plant and equipment | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	1,190,696
Vessels | Property, plant and equipment | Within two years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	206,689
Vessels | Property, plant and equipment | Between two and three years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	169,461
Vessels | Property, plant and equipment | Between three and four years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	80,600
Vessels | Tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	441,186
Vessels | Tankers | Property, plant and equipment | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	373,866
Vessels | Tankers | Property, plant and equipment | Within two years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	67,320
Vessels | Tankers | Property, plant and equipment | Between two and three years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Tankers | Property, plant and equipment | Between three and four years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Dry bulk vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	525,887
Vessels | Dry bulk vessels | Property, plant and equipment | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	515,754
Vessels | Dry bulk vessels | Property, plant and equipment | Within two years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	10,133
Vessels | Dry bulk vessels | Property, plant and equipment | Between two and three years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Dry bulk vessels | Property, plant and equipment | Between three and four years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Container vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	37,670
Vessels | Container vessels | Property, plant and equipment | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	37,670
Vessels | Container vessels | Property, plant and equipment | Within two years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Container vessels | Property, plant and equipment | Between two and three years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Container vessels | Property, plant and equipment | Between three and four years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Chemical tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	377,100
Vessels | Chemical tankers | Property, plant and equipment | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	102,750
Vessels | Chemical tankers | Property, plant and equipment | Within two years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	34,100
Vessels | Chemical tankers | Property, plant and equipment | Between two and three years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	159,650
Vessels | Chemical tankers | Property, plant and equipment | Between three and four years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	80,600
Vessels | Offshore Wind Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	253,804
Vessels | Offshore Wind Vessels | Property, plant and equipment | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	148,857
Vessels | Offshore Wind Vessels | Property, plant and equipment | Within two years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	95,136
Vessels | Offshore Wind Vessels | Property, plant and equipment | Between two and three years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	9,811
Vessels | Offshore Wind Vessels | Property, plant and equipment | Between three and four years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Port vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	11,799
Vessels | Port vessels | Property, plant and equipment | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	11,799
Vessels | Port vessels | Property, plant and equipment | Within two years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Port vessels | Property, plant and equipment | Between two and three years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
Vessels | Port vessels | Property, plant and equipment | Between three and four years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 0